Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Mar. 31, 2013
Significant Accounting Policies [Line Items]
Accruals for sales deductions	$ 126		$ 122
Allowance for doubtful accounts	49	[1]	29				36	[1]
Weighted average number of shares outstanding basic and diluted	500	[2]	500	[2],[3]	500	[2],[3]
Purchases of property, plant and equipment in accounts payable	14
Measurement in percentage of benefit likely of being realized upon settlement	50.00%
Accruals for direct asset retirement obligations, current	0.2		1.0
Accruals for direct asset retirement obligations, non current	15		13
Selling, General and Administrative Expenses
Significant Accounting Policies [Line Items]
Advertising and promotion expense	141		134		132
Shipping and handling costs	$ 59		$ 66		46

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[2]	The weighted average shares outstanding for both basic and diluted earnings per share for all periods presented was calculated using 500 million shares of Class A and Class B common stock outstanding, which was the number of Zoetis Inc. shares outstanding at the time of the initial public offering, which was completed on February 6, 2013. There were no Zoetis restricted stock units, stock options or performance shares outstanding prior to the initial public offering.
[3]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.